Alpha Strategies I Fund
                  a series of AIP Alternative Strategies Funds
                                                                   April 1, 2003
--------------------------------------------------------------------------------

                          Supplement to the Prospectus
                              dated August 16, 2002

Change from Non-Diversified to Diversified
--------------------------------------------------------------------------------

Effective April 1, 2003, the Fund's sub-classification under the Investment Company Act of 1940 was changed to "diversified" from "non-diversified." This means that with respect to 75% of the Fund's total assets, the Fund's investment in the securities of any single issuer is limited to not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of that issuer.

|X| The second sentence of the page before the table of contents should be modified to read as follows: "The Fund's investment objective is to achieve consistent absolute returns with low correlation to traditional financial market indices."

|X| The disclosure that appears on page 5 of the Fund's Prospectus under the caption "Principal Investment Risks - Non-Diversification Risk" is deleted.

Change in Redemption Period
--------------------------------------------------------------------------------

Effective April 15, 2003, the Fund's redemption period is changed from 365 days to 180 days.

|X| The first sentence of Note 2 to the Fees and Expenses Table should read, "You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 180 calendar days after you purchase them."

|X| Under the "Redemptions" heading, in the section titled Redemption Fees beginning on page 26, all references to "one year" should be changed to "180 days".

Change in Address of the Adviser
--------------------------------------------------------------------------------

Effective April 1, 2003, the address of the Investment Adviser to the Fund, Alternative Investment Partners, LLC, has changed. The new address of the Adviser is:

                           Alternative Investment Partners, LLC
                           701 Westchester Avenue, Suite 205-W
                           White Plains, New York 10604

|X| The first sentence under the heading Investment Adviser should read, "Alternative Investment Partners, LLC, 701 Westchester Avenue, Suite 205-W, White Plains, New York 10604, a registered investment adviser, is the Fund's investment adviser ("Adviser")."

|X| The Adviser's address on the back page of the prospectus should be altered to the new address.


The date of this Supplement is April 1, 2003.

Please retain this Supplement for future reference.



                             Alpha Strategies I Fund
                  a series of AIP Alternative Strategies Funds
                                                                   April 1, 2003
--------------------------------------------------------------------------------

          Supplement to the Statement of Additional Information ("SAI")
                              dated August 16, 2003

Change from Non-Diversified to Diversified
--------------------------------------------------------------------------------

Effective April 1, 2003, the Fund's sub-classification under Section 5(b) of the Investment Company Act of 1940 (the "1940 Act") was changed to "diversified" from "non-diversified." As a result of this change, the following modifications to the disclosure in the Fund's Statement of Additional Information are made:

|X| The first sentence on the title page of the SAI is modified to read as follows: "A no-load, open-end, diversified investment company which seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies."
|X| The third sentence of the first paragraph under "The Trust" on page 1 should state, "The Fund is a diversified series and has its own investment objective and policies.
|X| On page 7 of the SAI, the paragraph titled "NON-DIVERSIFICATION OF INVESTMENTS" should be deleted.
|X| The fourth sentence of Note 1 in the Notes to Financial Statements should read, "The Fund is a diversified series and seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies."

Change in Redemption Period
--------------------------------------------------------------------------------

Effective April 15, 2003, the Fund's redemption period is changed from 365 days to 180 days.

|X| Under the heading of "PURCHASE, REDEMPTION AND PRICING OF SHARES", in the section titled Redemption of Shares beginning on page 21 of the SAI, all references to "one year" should be altered to "180 days."

Change in Address of the Adviser
--------------------------------------------------------------------------------

Effective April 1, 2003, the address of the Investment Adviser to the Fund, Alternative Investment Partners, LLC, has changed. The new address of the Adviser is:

                           Alternative Investment Partners, LLC
                           701 Westchester Avenue, Suite 205-W
                           White Plains, New York 10604

|X| On page 14 of the SAI, under the heading of "Investment Adviser, Advisory Agreement and Operating Services Contract", the first sentence should read, "Alternative Investment Partners, LLC, 701 Westchester Avenue, Suite 205-W, White Plains, New York 10604, the Fund's Investment Adviser ("Adviser"), is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940.
|X| In the management table beginning on page 12, the addresses for trustees Robert Anderson, Joy Montgomery, Steven Samson, and Lee Schultheis should be altered to the new adviser's address.

The date of this Supplement is April 1, 2003.

Please retain this Supplement with your Statement of Additional Information for future reference.